Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor

San Francisco, CA 94105

September 16, 2011

Via EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:       Wells Fargo Variable Trust (the “Trust”)

No. 333-74283/811-09255

Dear Sir or Madam:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data relating to the Wells Fargo Advantage VT Opportunity Fund (the “Fund”). The interactive data relates to summary information that mirrors the Fund’s summary information in its prospectus, as supplemented August 29, 2011 (SEC Accession No. 0001081402-11-000013). The 497(e) is being filed for the sole purpose of submitting the XBRL exhibit for the Fund.

If you have any questions, please contact Brian Montana, Esq. at (617) 210-3662.

 Very truly yours,

 /s/ Brian Montana

Brian Montana

Senior Counsel